Prepaid Expenses and Other Current Assets, Net - Schedule of Movement of the Allowance for Credit Losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Balance as of the beginning of the period		$ (73,196)
Reversal
Exchange difference		(5,427)
Balance as of the end of the period		$ (78,623)